Premises and Equipment - Major classifications of premises and equipment, stated at cost (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 10,688,768	$ 12,275,379
Less accumulated depreciation	(5,742,785)	(7,096,401)
Net premises and equipment	4,945,983	5,178,978
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	773,186	773,186
Buildings and improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	6,661,148	6,694,149
Equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 3,254,434	$ 4,808,044